American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2020

VP Growth - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%
Aerospace and Defense — 1.0%
Lockheed Martin Corp.	144	55,191
Auto Components — 1.0%
Aptiv plc	596	54,641
Automobiles — 0.7%
Tesla, Inc.(1)	90	38,611
Biotechnology — 3.6%
Amgen, Inc.	382	97,089
CRISPR Therapeutics AG(1)	289	24,172
Vertex Pharmaceuticals, Inc.(1)	257	69,935
		191,196
Building Products — 1.2%
Masco Corp.	908	50,058
Trex Co., Inc.(1)	162	11,599
		61,657
Capital Markets — 1.4%
S&P Global, Inc.	211	76,087
Electrical Equipment — 1.4%
Ballard Power Systems, Inc.(1)(2)	1,073	16,202
Generac Holdings, Inc.(1)	82	15,879
Rockwell Automation, Inc.	182	40,164
		72,245
Electronic Equipment, Instruments and Components — 1.5%
CDW Corp.	206	24,623
Cognex Corp.	295	19,204
Keysight Technologies, Inc.(1)	374	36,944
		80,771
Entertainment — 1.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	485	17,591
Take-Two Interactive Software, Inc.(1)	242	39,983
Walt Disney Co. (The)	235	29,159
		86,733
Equity Real Estate Investment Trusts (REITs) — 1.6%
SBA Communications Corp.	261	83,123
Food Products — 1.4%
Beyond Meat, Inc.(1)	93	15,444
Mondelez International, Inc., Class A	860	49,407
Vital Farms, Inc.(1)	208	8,430
		73,281
Health Care Equipment and Supplies — 2.9%
Baxter International, Inc.	258	20,748
DexCom, Inc.(1)	67	27,620
Edwards Lifesciences Corp.(1)	323	25,782
IDEXX Laboratories, Inc.(1)	48	18,869
Insulet Corp.(1)	53	12,539
Intuitive Surgical, Inc.(1)	70	49,668
		155,226
Health Care Providers and Services — 2.3%
Quest Diagnostics, Inc.	155	17,746

UnitedHealth Group, Inc.	343	106,937
		124,683
Health Care Technology — 0.6%
Teladoc Health, Inc.(1)(2)	75	16,443
Veeva Systems, Inc., Class A(1)	50	14,060
		30,503
Hotels, Restaurants and Leisure — 1.6%
Chipotle Mexican Grill, Inc.(1)	38	47,261
Domino's Pizza, Inc.	91	38,700
		85,961
Household Products — 2.0%
Procter & Gamble Co. (The)	760	105,632
Insurance — 0.8%
Progressive Corp. (The)	373	35,312
SelectQuote, Inc.(1)	358	7,249
		42,561
Interactive Media and Services — 9.0%
Alphabet, Inc., Class A(1)	207	303,379
Facebook, Inc., Class A(1)	532	139,331
Twitter, Inc.(1)	869	38,671
		481,381
Internet and Direct Marketing Retail — 9.9%
Amazon.com, Inc.(1)	149	469,161
Chewy, Inc., Class A(1)(2)	563	30,869
Expedia Group, Inc.	265	24,298
		524,328
IT Services — 9.3%
Fastly, Inc., Class A(1)	324	30,352
Okta, Inc.(1)	61	13,045
PayPal Holdings, Inc.(1)	924	182,056
Twilio, Inc., Class A(1)	47	11,613
VeriSign, Inc.(1)	86	17,617
Visa, Inc., Class A	1,197	239,364
		494,047
Life Sciences Tools and Services — 1.3%
Adaptive Biotechnologies Corp.(1)	366	17,799
Agilent Technologies, Inc.	178	17,967
Illumina, Inc.(1)	75	23,181
Repligen Corp.(1)	51	7,524
		66,471
Machinery — 0.4%
Cummins, Inc.	93	19,638
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	145	31,646
Pharmaceuticals — 2.8%
Merck & Co., Inc.	530	43,964
Novo Nordisk A/S, B Shares	935	64,947
Zoetis, Inc.	233	38,531
		147,442
Road and Rail — 1.1%
Lyft, Inc., Class A(1)	507	13,968
Union Pacific Corp.	232	45,674
		59,642
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	227	18,612

Analog Devices, Inc.	234	27,317
Applied Materials, Inc.	424	25,207
ASML Holding NV	197	72,641
Broadcom, Inc.	182	66,306
NVIDIA Corp.	350	189,427
		399,510
Software — 16.8%
Datadog, Inc., Class A(1)	221	22,577
DocuSign, Inc.(1)	59	12,699
JFrog Ltd.(1)	1	85
Microsoft Corp.	2,816	592,289
PagerDuty, Inc.(1)(2)	938	25,429
salesforce.com, Inc.(1)	387	97,261
Slack Technologies, Inc., Class A(1)	1,351	36,288
Splunk, Inc.(1)	253	47,597
Workday, Inc., Class A(1)	62	13,338
Zendesk, Inc.(1)	474	48,784
		896,347
Specialty Retail — 1.2%
Home Depot, Inc. (The)	101	28,049
TJX Cos., Inc. (The)	683	38,009
		66,058
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.	3,872	448,416
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	699	87,753
TOTAL COMMON STOCKS (Cost $2,407,262)		5,140,781
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 1000 Growth ETF (Cost $168,213)	776	168,307
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $28,730), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $28,172) (Cost $28,172)		28,172
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $64,867)	64,867	64,867
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $2,668,514)		5,402,127
OTHER ASSETS AND LIABILITIES — (1.5)%		(79,912)
TOTAL NET ASSETS — 100.0%		$5,322,215

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	60,627	EUR	51,650	Credit Suisse AG	12/31/20	$(60)
USD	1,926	EUR	1,641	Credit Suisse AG	12/31/20	(2)
						$(62)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $76,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $78,392, which includes securities collateral of $13,525.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,003,193	137,588	—
Exchange-Traded Funds	168,307	—	—
Temporary Cash Investments	—	28,172	—
Temporary Cash Investments - Securities Lending Collateral	64,867	—	—
	5,236,367	165,760	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	62	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.